Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Share based payments
Share-based compensation expense included in selling, distribution, and administrative expenses	$ 19,292	$ 19,896	$ 20,687
Share-based compensation expense included in merger and integration costs	2,419	4,148	5,262
Share-based compensation expense included in other restructuring costs	105	290	0
Total share-based compensation expense	21,816	24,334	25,949
Related income tax benefit	$ 7,511	$ 8,064	$ 8,402